Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

Note 17. Related Party Transactions

Certain holders of the pre-combination Velodyne's convertible preferred stock (which converted into common stock of the Company upon the Business Combination) purchased products and services, directly or through a third party, from the Company. Revenue and accounts receivable for these holders were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Revenue:
Stockholder A	$39	$243
Stockholder B(1)	(56)	3,544

	March 31,	December 31,
	2021	2020
Accounts receivable:
Stockholder B(1)	1,288	3,085
(1)	The revenue amount for the three months ended March 31, 2021 included a $71,000 credit taken against future payments. In addition, during the three months ended March 31, 2021, the Company reserved approximately $1.7 million allowance for doubtful account related to accounts receivable balance from a third party that was purchasing goods from the Company on behalf of Stockholder B.

In April 2019, the Company entered into a manufacturing agreement with one of its Series B Preferred Stockholders (Stockholder D), and the Company has one product that is currently being manufactured by Stockholder D. As of March 31, 2021 and December 31, 2020, the Company had $3.2 million and $6.3 million, respectively, of payable and accrued purchases and $8.5 million and $15.0 million, respectively, of outstanding purchase commitments for products with this stockholder. The Company procures equipment, materials and components for

Stockholder D to build the product and had $0.2 million and $1.5 million, respectively, of receivables from this stockholder which was included in other current assets as of March 31, 2021 and December 31, 2020. The Company also loaned to Stockholder D manufacturing equipment with a net book value of $0.5 million and $0.4 million, respectively, as of March 31, 2021 and December 31, 2020, which was included in the Company’s balance sheet within property, plant and equipment, net.

The Company currently rents its corporate headquarters facility in San Jose, California from a company owned by one of its former officers. The lease was executed in January 2017 and expires in December 2027, as amended. As of March 31, 2021, future minimum lease payments totaled $23.5 million related to this facility. Lease cost and rent expense under this lease was $0.8 million and $0.8 million, respectively, for the three months ended March 31, 2021 and 2020.

Note 17. Related Party Transactions

Four holders of the pre-combination Velodyne’s convertible preferred stock (which converted into common stock of the Company upon the Business Combination) purchased products and services, directly or through a third party, from the Company. Revenue and accounts receivable for these holders were as follows (in thousands):

	Year Ended December 31,

	2020	2019	2018
Revenue:
Stockholder A(1)	$465	$(3,514)	$9,447
Stockholder B	7,008	1,391	508
Stockholder C	764	6,148	18
Stockholder D	46	—	—

	December 31,
	2020	2019
Accounts receivable:
Stockholder A	$—	$9
Stockholder B	3,085	1,404
(1)	The 2019 amounts included a $4.1 million refund, net of taxes, the Company issued to entities affiliated with the stockholder in October 2019 and accrued as of September 30, 2019, in order to compensate them for unforeseen challenges associated with the use of certain new products purchased from the Company in 2018. The products purchased by these entities in 2018 were still under development at the time and the Company felt it appropriate to compensate these early purchasers for working with a new product.

In April 2019, the Company entered into a manufacturing agreement with one of its Series B Preferred Stockholders (Stockholder D), and the Company has one product that is currently being manufactured by Stockholder D. As of December 31, 2020 and December 31, 2019, the Company had $6.3 million and $2.7 million, respectively, of payable and accrued purchases and $15.0 million and $24.9 million, respectively, of outstanding purchase commitments for products with this stockholder. The Company procures equipment, materials and components for Stockholder D to build the product and had $1.5 million and $2.7 million, respectively, of receivables from this stockholder which was included in other current assets as of December 31, 2020 and December 31, 2019. During 2020, the Company also loaned to Stockholder D manufacturing equipment with a net book value of $0.4 million as of December 31, 2020, which was included in the Company’s balance sheet within property, plant and equipment, net.

On September 29, 2020, in connection with the Business Combination, the Company repurchased 175,744 shares of common stock (post-conversion) from certain holders of pre-combination Velodyne’s common stock, who are family members of one of the Company’s officers.

The Company currently rents its corporate headquarters facility in San Jose, California from a company owned by one of its officers. The lease was executed in January 2017 and expires in December 2027, as amended. As of December 31, 2020, future minimum lease payments totaled $24.3 million related to this facility. Rent expense under this lease was $3.3 million, $3.1 million and $3.0 million, respectively, for 2020, 2019 and 2018.

In January 2017 and December 2016, the Company issued two interest-bearing unsecured promissory notes totaling $3.5 million to one of its officers for purposes of financing the acquisition of the above headquarters facility. The loan accrued interest at a rate of 3.15% per annum. As of December 31, 2019, immediately prior to repayment, the aggregate outstanding balance of the loan was approximately $3.6 million, including aggregate accrued and unpaid interest of $0.1 million. The officer made monthly interest-only payments to the Company on the loan beginning in December 2017 and repaid all outstanding principal and interest due under the two promissory notes on December 31, 2019.

In August 2016, the Company entered into an agreement with one of its officers and Velodyne Acoustics, LLC (Acoustics), a company formerly owned by the officer. Pursuant to which Acoustics agreed to, among other things, indemnify, defend and hold harmless the pre-combination Velodyne from and against any and all liabilities relating to, arising out of or resulting from certain litigation matters (Litigation Indemnification Agreement). The litigation matters giving rise to the indemnification obligations involved certain employment-related claims of two former employees of Velodyne Acoustics, which was the predecessor of Acoustics. In November 2019, the Company elected not to seek indemnification from Acoustics for the litigation matters under the terms of the Litigation Indemnification Agreement and assumed control and financial responsibility for the litigation matters. By not seeking indemnification from Acoustics, the Company has paid approximately $2.5 million in settlements in connection with the litigation matters and $2.5 million in legal costs as of December 31, 2020, all of which are included in general and administration in the statement of operations. Such payments and costs incurred that were the subject of the Litigation Indemnification Agreement indirectly benefit the officer and controlling shareholder of the Company, the former sole owner of Acoustics. The Company believes that the litigation matters covered by the Litigation Indemnification Agreement are complete and the Company does not expect to incur additional expenses related to these litigation matters.